THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® III Plus, American Legacy® Design
American Legacy® Series, American Legacy® Signature
American Legacy® Advisory, American Legacy Shareholder’s Advantage®

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Rollover
ChoicePlusSM Signature, ChoicePlusSM Advisory
Lincoln InvestmentSolutionsSM, Lincoln InvestmentSolutionsSM RIA

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® III Plus, American Legacy® Design
American Legacy® Series, American Legacy® Signature
American Legacy® Advisory, American Legacy Shareholder’s Advantage®

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlusSM Advisory, InvestmentSolutionsSM

Supplement dated January 2, 2019 to the Prospectus dated May 1, 2018

This supplement provides information for contractowners who wish to elect i4LIFE® Advantage Select Guaranteed Income Benefit. It is for informational purposes and requires no action on your part.

Beginning, February 19, 2019, a 4% Assumed Interest Rate (“AIR”) will be used to calculate the Regular Income Payments under i4LIFE® Advantage Select Guaranteed Income Benefit. This AIR applies to new elections of Select Guaranteed Income Benefit. This means that while your initial Regular Income Payment will be higher, your subsequent Regular Income Payments may be lower, depending on your investment return.

Please retain this supplement for future reference.